Vanguard FTSE All-World ex-US

Small-Cap Index Fund Prospectus

Supplement to the Prospectus Dated February 27, 2009

The Fees and Expenses table for Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.75%[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.75%[2]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.52%
1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
2 The 0.75% fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. The fee is withheld from redemption proceeds and retained by the Fund.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS884 122009

Vanguard FTSE All-World ex-US

Small-Cap ETF Prospectus

Supplement to the Prospectus Dated February 27, 2009

The Fees and Expenses table for Vanguard FTSE All-World ex-US Small-Cap ETF is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Transaction Fee on Purchases and Redemptions	$28,000[1]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.23%
12b-1 Distribution Fee	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.55%

1 An additional fee may be charged on the cash portion of any creation (purchase) or redemption transaction. Please see “Purchasing Vanguard ETF Shares From the Issuing Fund.” The Fund reserves the right to exempt investors providing seed capital from the purchase transaction fee.

An investor buying or selling FTSE All-World ex-US Small Cap ETF Shares on the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting to FTSE All-World ex-US Small Cap ETF Shares will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS3184 122009

Vanguard FTSE All-World ex-US

Small-Cap Index Fund Prospectus

Supplement to the Prospectus Dated February 27, 2009

The Fees and Expenses table for Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.75%[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.75%[2]
Account Service Fee (for fund account balances below $10,000)	$20	/year[3]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.18%
12b-1 Distribution Fee	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.78%

1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

2 The 0.75% fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation. The fee is withheld from redemption proceeds and retained by the Fund.

3 If applicable, the account service fee will be collected by redeeming Fund shares in the amount of $20.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS1684A 122009

Vanguard FTSE All-World ex-US

Small-Cap Index Fund Prospectus

Supplement to the Prospectus Dated February 27, 2009

The Fees and Expenses table for Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.75%[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.75%[2]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.18%
12b-1 Distribution Fee	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.78%

1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

2 The 0.75% fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. The fee is withheld from redemption proceeds and retained by the Fund.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI1684A 122009